SCHEDULE OF FOREIGN CURRENCIES TRANSLATION EXCHANGE RATES (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Period-end MYR [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	4.18	4.02
Period-end HKD [Member]
Debt Instrument [Line Items]
Foreign Currency Exchange Rate, Translation	7.80	7.75
Period-average MYR [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	4.14	4.20
Period-average HKD [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate period average	7.77	7.76